Subsequent Events	5 Months Ended	6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021
Subsequent Events [Abstract]
Subsequent Events
NOTE 12. SUBSEQUENT EVENTS
The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Other than as described herein, including in Note 2 (Restatement), the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.
Proposed Business Combination
Business Combination Agreement
On May 6, 2021, Live Oak Acquisition Corp. II, a Delaware corporation (“LOKB”), Live Oak Merger Sub Inc., a Delaware corporation and wholly owned subsidiary of LOKB (“Merger Sub”), and Navitas Semiconductor Limited, a private company limited by shares organized under the Laws of Ireland (“Navitas Ireland”) with a dual existence as a domesticated limited liability company in the State of Delaware as Navitas Semiconductor Ireland, LLC, a Delaware limited liability company (“Navitas Delaware” and, together with Navitas Ireland, “Navitas”), entered into a business combination agreement and plan of reorganization (the “Business Combination Agreement”), pursuant to which, among other things, LOKB will be obligated to commence a tender offer for the entire issued share capital of Navitas Ireland other than certain Navitas Ireland Restricted Shares (as defined below) (the “Tender Offer”), and Merger Sub will merge with and into Navitas Delaware (the “Merger” and together with the other transactions related thereto, the “Proposed Transactions”), with Navitas Delaware surviving the Merger as a wholly owned subsidiary of LOKB, and as a result of the Tender Offer and the Merger, Navitas will be a wholly owned direct subsidiary of LOKB. The parties expect the Proposed Transactions to be completed in the third calendar quarter of 2021, subject to, among other things, the approval of the Proposed Transactions by Navitas’ shareholders, satisfaction of the conditions stated in the Business Combination Agreement and other customary closing conditions.
Shareholder Support Agreement
Concurrently with the execution and delivery of the Business Combination Agreement, Navitas and certain shareholders of Navitas entered into a Shareholder Tender and Support Agreement (the “Support Agreement”), pursuant to which, among other things, certain shareholders of Navitas holding at least 80% of each class of the issued and allotted Navitas Ireland shares and as holders of a number of issued and outstanding Navitas Delaware shares sufficient to constitute more than 50% percent of the interest in the profits of Navitas Delaware, (a) irrevocably agree to accept the offer in respect of their Navitas Ireland shares made pursuant to the Tender Offer and (b) irrevocably agree to vote their Navitas Delaware shares in favor of the Business Combination Agreement, the Merger and the other Proposed Transactions. The Support Agreement will terminate upon the earlier to occur of: (i) the termination of the Business Combination Agreement in accordance with its terms and (ii) the occurrence of both the acceptance time of the Tender Offer and the Effective Time of the Merger.
Amended and Restated Registration Rights Agreement
In connection with the Merger closing (the “Closing”), that certain Registration Rights Agreement dated December 2, 2020 (the “IPO Registration Rights Agreement”) will be amended and restated and LOKB, certain persons and entities holding securities of LOKB prior to the Closing (the “Initial Holders”) and certain persons and entities receiving Class A Common Stock or instruments exercisable for Class A Common Stock in connection with the Proposed Transactions (the “New Holders” and together with the Initial Holders, the “Reg Rights Holders”) will enter into the amended and restated registration rights agreement attached as Exhibit B to the Business Combination Agreement (the “Registration Rights Agreement”). Pursuant to the Registration Rights Agreement, LOKB will agree that, within 30 calendar days after the Closing, LOKB will file with the SEC (at LOKB’s sole cost and expense) a registration statement registering the resale of certain securities held by or issuable to the Initial Holders and the New Holders (the “Shelf Registration”), and LOKB will use its commercially reasonable efforts to have the Shelf Registration become effective as soon as reasonably practicable after the filing thereof. In certain circumstances, the Reg Rights Holders can demand up to three underwritten offerings and will be entitled to customary piggyback registration rights.
Lock-Up
Agreements
Concurrently with Navitas entering into the Business Combination Agreement, certain shareholders of Navitas, whose ownership interests represent approximately 75% of the outstanding Navitas Common Shares (voting on an as-converted
basis) in the aggregate, have agreed, subject to certain customary exceptions, not to effect any (a) direct or indirect sale, assignment, pledge, hypothecation, grant of any option to purchase or otherwise dispose of or agreement to dispose of, or establishment of increase of a put equivalent position or liquidation with respect to or decrease of a call equivalent position within the meaning of Section 16 of the Exchange Act and the rules and regulations of the Securities and Exchange Commission promulgated thereunder with respect to, any security, (b) entry into any swap or other arrangement that transfers to another, in whole or in part, any of the economic consequences of ownership of any security, whether any such transaction is to be settled by delivery of such securities, in cash or otherwise or (c) publicly announce any intention to effect any transaction specified in clause (a) or (b), in each case, for the relevant lock-up
period.
With respect to significant shareholders of Navitas, holding approximately 59% of the outstanding Navitas Common Shares (on an as-converted
basis), the
lock-up
period is one year after the Closing, subject to early release if certain metrics are achieved. With respect to management of Navitas, holding approximately 13% of the outstanding Navitas Common Shares (on an as-converted
basis), the
lock-up
period is up to three years, with
shares being released in three equal tranches each year, subject to early release upon the satisfaction of certain price targets set forth in the Business Combination Agreement, which price targets will be based upon the volume-weighted average closing sale price of one share of Class A Common Stock quoted on the exchange on which the shares of Class A Common Stock are then traded, for any twenty trading days within any thirty consecutive trading day period within the Earnout Period. With respect to certain other employees of Navitas, holding approximately 3% of the outstanding Navitas Common Shares (on an as-converted
basis), the
lock-up
period is six months; provided that they may transfer certain shares during the ninety days immediately following the Closing.
Sponsor Letter Amendment
In connection with the entry into of the Business Combination Agreement, on May 6, 2021, LOKB, Live Oak Sponsor Partners II, LLC, a Delaware limited liability company (the “Sponsor”), and the other parties thereto entered into an amendment (the “Sponsor Letter Amendment”) to the Letter Agreement, dated December 2, 2020 (the “Letter Agreement”) by and among LOKB, its officers and directors and the Sponsor, pursuant to which Letter Agreement, among other things, the parties thereto agreed to vote their shares of Class A Common Stock in favor of the Business Combination Agreement and the other transactions contemplated by the Business Combination Agreement and not to redeem any shares of Class A Common Stock in connection with such stockholder approval. The Sponsor Letter Amendment will, effective as of and conditioned upon the Closing, amend certain provisions of the Letter Agreement to provide for an extended lock-up
period with respect to certain shares of Class A Common Stock held by the Sponsor and to subject 20% of the Sponsor’s shares of Class A Common Stock to potential forfeiture in the event the threshold triggers for the earnout are not met.
Subscription Agreements
In connection with the execution of the Business Combination Agreement, on May 6, 2021, LOKB entered into separate subscription agreements (collectively, the “Subscription Agreements”) with a number of investors (collectively, the “Subscribers”), pursuant to which the Subscribers agreed to purchase, and LOKB agreed to sell to the Subscribers, an aggregate of 14,500,000 shares of Class A Common Stock (the “PIPE Shares”), for a purchase price of $10.00 per share and an aggregate purchase price of $145,000,000, in a private placement (the “PIPE”).
The closing of the sale of the PIPE Shares pursuant to the Subscription Agreements will take place substantially concurrently with the Closing and is contingent upon, among other customary closing conditions, the subsequent consummation of the Proposed Transactions. The purpose of the PIPE is to raise additional capital for use by the combined company following the Closing.
Pursuant to the Subscription Agreements, LOKB agreed that, within 30 calendar days after the consummation of the Proposed Transactions, LOKB will file with the SEC (at LOKB’s sole cost and expense) a registration statement registering the resale of the PIPE Shares (the “PIPE Resale Registration Statement”), and LOKB will use its commercially reasonable efforts to have the PIPE Resale Registration Statement declared effective as soon as practicable after the filing thereof.

Note 9 — Subsequent Events
The Company evaluated subsequent events and transactions that occurred up to the date unaudited condensed financial statements were issued. Based upon this review, the Company determined that, except as disclosed below, there have been no events that have occurred that would require adjustments to the disclosures in the unaudited condensed financial statements.
Proposed Business Combination
Business Combination Agreement
On May 6, 2021, Live Oak Acquisition Corp. II, a Delaware corporation (“LOKB”), Live Oak Merger Sub Inc., a Delaware corporation and wholly owned subsidiary of LOKB (“Merger Sub”), and Navitas Semiconductor Limited, a private company limited by shares organized under the Laws of Ireland (“Navitas Ireland”) with a dual existence as a domesticated limited liability company in the State of Delaware as Navitas Semiconductor Ireland, LLC, a Delaware limited liability company (“Navitas Delaware” and, together with Navitas Ireland, the “Navitas”), entered into a business combination agreement and plan of reorganization (the “Business Combination Agreement”), pursuant to which, among other things, LOKB will be obligated to commence a tender offer for the entire issued share capital of Navitas Ireland other than certain Navitas Ireland Restricted Shares (as defined below) (the “Tender Offer”), and Merger Sub will merge with and into Navitas Delaware (the “Merger” and together with the other transactions related thereto, the “Proposed Transactions”), with Navitas Delaware surviving the Merger as a wholly owned subsidiary of LOKB, and as a result of the Tender Offer and the Merger, Navitas will be a wholly owned direct subsidiary of LOKB. The parties expect the Proposed Transactions to be completed in the third calendar quarter of 2021, subject to, among other things, the approval of the Proposed Transactions by LOKB’s shareholders, satisfaction of the conditions stated in the Business Combination Agreement and other customary closing conditions.
Shareholder Support Agreement
Concurrently with the execution and delivery of the Business Combination Agreement, Navitas and certain shareholders of Navitas entered into a Shareholder Tender and Support Agreement (the “Support Agreement”), pursuant to which, among other things, certain shareholders of Navitas holding at least 80% of each class of the issued and allotted Navitas Ireland shares and as holders of a number of issued and outstanding Navitas Delaware shares sufficient to constitute more than 50% percent of the interest in the profits of Navitas Delaware, (a) irrevocably agree to accept the offer in respect of their Navitas Ireland shares made pursuant to the Tender Offer and (b) irrevocably agree to vote their Navitas Delaware shares in favor of the Business Combination Agreement, the Merger and the other Proposed Transactions. The Support Agreement will terminate upon the earlier to occur of: (i) the termination of the Business Combination Agreement in accordance with its terms and (ii) the occurrence of both the acceptance time of the Tender Offer and the Effective Time of the Merger.
Amended and Restated Registration Rights Agreement
In connection with the Merger closing (the “Closing”), that certain Registration Rights Agreement dated December 2, 2020 (the “IPO Registration Rights Agreement”) will be amended and restated and LOKB, certain persons and entities holding securities of LOKB prior to the Closing (the “Initial Holders”) and certain persons and entities receiving Class A Common Stock or instruments exercisable for Class A Common Stock in connection with the Proposed Transactions (the “New Holders” and together with the Initial Holders, the “Reg Rights Holders”) will enter into the amended and restated registration rights agreement attached as Exhibit B to the Business Combination Agreement (the “Registration Rights Agreement”). Pursuant to the Registration Rights Agreement, LOKB will agree that, within 30 calendar days after the Closing, LOKB will file with the SEC (at LOKB’s sole cost and expense) a registration statement registering the resale of certain securities held by or issuable to the Initial Holders and the New Holders (the “Shelf Registration”), and LOKB will use its commercially reasonable efforts to have the Shelf Registration become effective as soon as reasonably practicable after the filing thereof. In certain circumstances, the Reg Rights Holders can demand up to three underwritten offerings and will be entitled to customary piggyback registration rights.
Lock-Up
Agreements
Concurrently with Navitas entering into the Business Combination Agreement, certain shareholders of Navitas, whose ownership interests represent approximately 75% of the outstanding Navitas Common Shares (voting on an as-converted
basis) in the aggregate, have agreed, subject to certain customary exceptions, not to effect any (a) direct or indirect sale, assignment, pledge, hypothecation, grant of any option to purchase or otherwise dispose of or agreement to dispose of, or establishment of increase of a put equivalent position or liquidation with respect to or decrease of a call equivalent position within the meaning of Section 16 of the Exchange Act and the rules and regulations of the Securities and Exchange Commission promulgated thereunder with respect to, any security, (b) entry into any swap or other arrangement that transfers to another, in whole or in part, any of the economic consequences of ownership of any security, whether any such transaction is to be settled by delivery of such securities, in cash or otherwise or (c) publicly announce any intention to effect any transaction specified in clause (a) or (b), in each case, for the relevant lock-up
period.
With respect to significant shareholders of Navitas, holding approximately 59% of the outstanding Navitas Common Shares (on an as-converted
basis), the
lock-up
period is one year after the Closing, subject to early release if certain metrics are achieved. With respect to management of Navitas, holding approximately 13% of the outstanding Navitas Common Shares (on an as-converted
basis), the
lock-up
period is up to three years, with shares being released in three equal tranches each year, subject to early release upon the satisfaction of certain price targets set forth in the Business Combination Agreement, which price targets will be based upon the volume-weighted average closing sale price of one share of Class A Common Stock quoted on the exchange on which the shares of Class A Common Stock are then traded, for any twenty trading days within any thirty consecutive trading day period within the Earnout Period. With respect to certain other employees of Navitas, holding approximately 3% of the outstanding Navitas Common Shares (on an as-converted
basis), the
lock-up
period is six months; provided that they may transfer certain shares during the ninety days immediately following the Closing.
Sponsor Letter Amendment
In connection with the entry into of the Business Combination Agreement, on May 6, 2021, LOKB, Live Oak Sponsor Partners II, LLC, a Delaware limited liability company (the “Sponsor”), and the other parties thereto entered into an amendment (the “Sponsor Letter Amendment”) to the Letter Agreement, dated December 2, 2020 (the “Letter Agreement”) by and among LOKB, its officers and directors and the Sponsor, pursuant to which Letter Agreement, among other things, the parties thereto agreed to vote their shares of Class A Common Stock in favor of the Business Combination Agreement and the other transactions contemplated by the Business Combination Agreement and not to redeem any shares of Class A Common Stock in connection with such stockholder approval. The Sponsor Letter Amendment will, effective as of and conditioned upon the Closing, amend certain provisions of the Letter Agreement to provide for an extended lock-up
period with respect to certain shares of Class A Common Stock held by the Sponsor and to subject 20% of the Sponsor’s shares of Class A Common Stock to potential forfeiture in the event the threshold triggers for the earnout are not met.
Subscription Agreements
In connection with the execution of the Business Combination Agreement, on May 6, 2021, LOKB entered into separate subscription agreements (collectively, the “Subscription Agreements”) with a number of investors (collectively, the “Subscribers”), pursuant to which the Subscribers agreed to purchase, and LOKB agreed to sell to the Subscribers, an aggregate of 14,500,000 shares of Class A Common Stock (the “PIPE Shares”), for a purchase price of $10.00 per share and an aggregate purchase price of $145,000,000, in a private placement (the “PIPE”).
The closing of the sale of the PIPE Shares pursuant to the Subscription Agreements will take place substantially concurrently with the Closing and is contingent upon, among other customary closing conditions, the subsequent consummation of the Proposed Transactions. The purpose of the PIPE is to raise additional capital for use by the combined company following the Closing.
Pursuant to the Subscription Agreements, LOKB agreed that, within 30 calendar days after the consummation of the Proposed Transactions, LOKB will file with the SEC (at LOKB’s sole cost and expense) a registration statement registering the resale of the PIPE Shares (the “PIPE Resale Registration Statement”), and LOKB will use its commercially reasonable efforts to have the PIPE Resale Registration Statement declared effective as soon as practicable after the filing thereof.